Equity - Valuation adjustments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Equity Abstract
Actuarial gains and losses	$ 5,292	$ 12,817
Hedging instruments and other	2,329
Deferred Tax Income	733	(2,082)
Valuation adjustments	$ 8,354	$ 10,735